Expense Example	Apr. 30, 2026 USD ($)
Corporate Bond Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 52
Expense Example, with Redemption, 3 Years	164
Corporate Bond Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Corporate Bond Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Corporate Bond Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	322
Global Growth Fund - Class 1 Shares | Global Growth Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	152
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	630
SMALLCAP World Fund - Class 1 Shares | SMALLCAP World Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	866
U.S. Small and Mid Cap Equity Fund - Class 1 Shares | U.S. Small and Mid Cap Equity Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	338
Expense Example, with Redemption, 10 Years	767
Growth Fund - Class 1 Shares | Growth Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
EUPAC Fund - Class 1 Shares | EUPAC Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	290
Expense Example, with Redemption, 10 Years	659
New World Fund - Class 1 Shares | New World Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	200
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	803
Capital World Growth and Income Fund - Class 1 Shares | Capital World Growth and Income Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	153
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	631
Growth-Income Fund - Class 1 Shares | Growth-Income Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	157
Expense Example, with Redemption, 10 Years	356
International Growth and Income Fund - Class 1 Shares | International Growth and Income Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Washington Mutual Investors Fund - Class 1 Shares | Washington Mutual Investors Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	209
Expense Example, with Redemption, 10 Years	491
Capital Income Builder - Class 1 Shares | Capital Income Builder | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	216
Expense Example, with Redemption, 10 Years	504
Asset Allocation Fund - Class 1 Shares | Asset Allocation Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	368
American Funds Global Balanced Fund - Class 1 Shares | American Funds Global Balanced Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	168
Expense Example, with Redemption, 5 Years	294
Expense Example, with Redemption, 10 Years	663
American Funds Mortgage Fund - Class 1 Shares | American Funds Mortgage Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	117
Expense Example, with Redemption, 5 Years	211
Expense Example, with Redemption, 10 Years	485
American High-Income Trust - Class 1 Shares | American High-Income Trust | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	38
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	244
Expense Example, with Redemption, 10 Years	559
Capital World Bond Fund - Class 1 Shares | Capital World Bond Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
The Bond Fund of America - Class 1 Shares | The Bond Fund of America | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	465
U.S. Government Securities Fund - Class 1 Shares | U.S. Government Securities Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	182
Expense Example, with Redemption, 10 Years	422
Ultra-Short Bond Fund - Class 1 Shares | Ultra-Short Bond Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	32
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	174
Expense Example, with Redemption, 10 Years	393
Global Growth Fund - Class 1A Shares | Global Growth Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	932
SMALLCAP World Fund - Class 1A Shares | SMALLCAP World Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,162
U.S. Small and Mid Cap Equity Fund - Class 1A Shares | U.S. Small and Mid Cap Equity Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,065
Growth Fund - Class 1A Shares | Growth Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
EUPAC Fund - Class 1A Shares | EUPAC Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	960
New World Fund - Class 1A Shares | New World Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,100
Capital World Growth and Income Fund - Class 1A Shares | Capital World Growth and Income Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	933
Growth-Income Fund - Class 1A Shares | Growth-Income Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
International Growth and Income Fund - Class 1A Shares | International Growth and Income Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Washington Mutual Investors Fund - Class 1A Shares | Washington Mutual Investors Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Capital Income Builder - Class 1A Shares | Capital Income Builder | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	809
Asset Allocation Fund - Class 1A Shares | Asset Allocation Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
American Funds Global Balanced Fund - Class 1A Shares | American Funds Global Balanced Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
American Funds Mortgage Fund - Class 1A Shares | American Funds Mortgage Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	791
American High-Income Trust - Class 1A Shares | American High-Income Trust | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	863
Capital World Bond Fund - Class 1A Shares | Capital World Bond Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
The Bond Fund of America - Class 1A Shares | The Bond Fund of America | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	771
U.S. Government Securities Fund - Class 1A Shares | U.S. Government Securities Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	729
Ultra-Short Bond Fund - Class 1A Shares | Ultra-Short Bond Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Global Growth Fund - Class 2 Shares | Global Growth Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	932
SMALLCAP World Fund - Class 2 Shares | SMALLCAP World Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,162
U.S. Small and Mid Cap Equity Fund - Class 2 Shares | U.S. Small and Mid Cap Equity Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	474
Expense Example, with Redemption, 10 Years	1,065
Growth Fund - Class 2 Shares | Growth Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
EUPAC Fund - Class 2 Shares | EUPAC Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	960
New World Fund - Class 2 Shares | New World Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	279
Expense Example, with Redemption, 5 Years	491
Expense Example, with Redemption, 10 Years	1,100
Capital World Growth and Income Fund - Class 2 Shares | Capital World Growth and Income Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	413
Expense Example, with Redemption, 10 Years	933
Growth-Income Fund - Class 2 Shares | Growth-Income Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
International Growth and Income Fund - Class 2 Shares | International Growth and Income Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Washington Mutual Investors Fund - Class 2 Shares | Washington Mutual Investors Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	193
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	796
Capital Income Builder - Class 2 Shares | Capital Income Builder | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	809
Asset Allocation Fund - Class 2 Shares | Asset Allocation Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	173
Expense Example, with Redemption, 5 Years	302
Expense Example, with Redemption, 10 Years	677
American Funds Global Balanced Fund - Class 2 Shares | American Funds Global Balanced Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
American Funds Mortgage Fund - Class 2 Shares | American Funds Mortgage Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	197
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	791
American High-Income Trust - Class 2 Shares | American High-Income Trust | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	216
Expense Example, with Redemption, 5 Years	382
Expense Example, with Redemption, 10 Years	863
Capital World Bond Fund - Class 2 Shares | Capital World Bond Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	906
The Bond Fund of America - Class 2 Shares | The Bond Fund of America | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	771
U.S. Government Securities Fund - Class 2 Shares | U.S. Government Securities Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	180
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	729
Ultra-Short Bond Fund - Class 2 Shares | Ultra-Short Bond Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	313
Expense Example, with Redemption, 10 Years	701
Growth Fund - Class 3 Shares | Growth Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	285
Expense Example, with Redemption, 10 Years	640
EUPAC Fund - Class 3 Shares | EUPAC Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	877
Growth-Income Fund - Class 3 Shares | Growth-Income Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	579
Asset Allocation Fund - Class 3 Shares | Asset Allocation Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	263
Expense Example, with Redemption, 10 Years	591
American High-Income Trust - Class 3 Shares | American High-Income Trust | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	343
Expense Example, with Redemption, 10 Years	779
U.S. Government Securities Fund - Class 3 Shares | U.S. Government Securities Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	158
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	644
Ultra-Short Bond Fund - Class 3 Shares | Ultra-Short Bond Fund | Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	274
Expense Example, with Redemption, 10 Years	616
Global Growth Fund - Class 4 Shares | Global Growth Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	311
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,226
SMALLCAP World Fund - Class 4 Shares | SMALLCAP World Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,450
U.S. Small and Mid Cap Equity Fund - Class 4 Shares | U.S. Small and Mid Cap Equity Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,356
Growth Fund - Class 4 Shares | Growth Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
EUPAC Fund - Class 4 Shares | EUPAC Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,254
New World Fund - Class 4 Shares | New World Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	625
Expense Example, with Redemption, 10 Years	1,390
Capital World Growth and Income Fund - Class 4 Shares | Capital World Growth and Income Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,227
Growth-Income Fund - Class 4 Shares | Growth-Income Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
International Growth and Income Fund - Class 4 Shares | International Growth and Income Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	337
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	1,294
Washington Mutual Investors Fund - Class 4 Shares | Washington Mutual Investors Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,094
Capital Income Builder - Class 4 Shares | Capital Income Builder | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	490
Expense Example, with Redemption, 10 Years	1,107
Asset Allocation Fund - Class 4 Shares | Asset Allocation Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
American Funds Global Balanced Fund - Class 4 Shares | American Funds Global Balanced Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	326
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,258
American Funds Mortgage Fund - Class 4 Shares | American Funds Mortgage Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	276
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,089
American High-Income Trust - Class 4 Shares | American High-Income Trust | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	518
Expense Example, with Redemption, 10 Years	1,159
Capital World Bond Fund - Class 4 Shares | Capital World Bond Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	542
Expense Example, with Redemption, 10 Years	1,201
The Bond Fund of America - Class 4 Shares | The Bond Fund of America | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	472
Expense Example, with Redemption, 10 Years	1,070
U.S. Government Securities Fund - Class 4 Shares | U.S. Government Securities Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,029
Ultra-Short Bond Fund - Class 4 Shares | Ultra-Short Bond Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Managed Risk Growth Fund - Class P1 Shares | Managed Risk Growth Fund | Class P1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Managed Risk EUPAC Fund - Class P1 Shares | Managed Risk EUPAC Fund | Class P1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,034
Managed Risk Washington Mutual Investors Fund - Class P1 Shares | Managed Risk Washington Mutual Investors Fund | Class P1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Managed Risk Growth-Income Fund - Class P1 Shares | Managed Risk Growth-Income Fund | Class P1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
Managed Risk Asset Allocation Fund - Class P1 Shares | Managed Risk Asset Allocation Fund | Class P1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	810
Managed Risk Growth Fund - Class P2 Shares | Managed Risk Growth Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Managed Risk EUPAC Fund - Class P2 Shares | Managed Risk EUPAC Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	108
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,326
Managed Risk Washington Mutual Investors Fund - Class P2 Shares | Managed Risk Washington Mutual Investors Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Managed Risk Growth-Income Fund - Class P2 Shares | Managed Risk Growth-Income Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
Managed Risk Asset Allocation Fund - Class P2 Shares | Managed Risk Asset Allocation Fund | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
Portfolio Series - American Funds Global Growth Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Global Growth Portfolio | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Portfolio Series - American Funds Global Growth Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Global Growth Portfolio | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Portfolio Series - American Funds Global Growth Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Global Growth Portfolio | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	871
Portfolio Series - American Funds Growth and Income Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Growth and Income Portfolio | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
Portfolio Series - American Funds Growth and Income Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Growth and Income Portfolio | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Portfolio Series - American Funds Growth and Income Portfolio - Class 1, Class 1A and Class 2 Shares | Portfolio Series - American Funds Growth and Income Portfolio | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	318
Expense Example, with Redemption, 10 Years	714
Portfolio Series - American Funds Managed Risk Growth Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Growth Portfolio | Class P1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Portfolio Series - American Funds Managed Risk Growth and Income Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Growth and Income Portfolio | Class P1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Portfolio Series - American Funds Managed Risk Global Allocation Portfolio - Class P1 Shares | Portfolio Series - American Funds Managed Risk Global Allocation Portfolio | Class P1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Portfolio Series - American Funds Global Growth Portfolio - Class 4 Shares | Portfolio Series - American Funds Global Growth Portfolio | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	525
Expense Example, with Redemption, 10 Years	1,166
American Funds Growth and Income Portfolio - Class 4 Shares | Portfolio Series - American Funds Growth and Income Portfolio | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
American Funds Managed Risk Growth Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Growth Portfolio | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
American Funds Managed Risk Growth and Income Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Growth and Income Portfolio | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
American Funds Managed Risk Global Allocation Portfolio - Class P2 Shares | Portfolio Series - American Funds Managed Risk Global Allocation Portfolio | Class P2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2070 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds IS 2070 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2070 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2065 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	555
American Funds IS 2065 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2065 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2060 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	132
Expense Example, with Redemption, 5 Years	230
Expense Example, with Redemption, 10 Years	518
American Funds IS 2060 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2060 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2055 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	542
American Funds IS 2055 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2055 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2050 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds IS 2050 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2050 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2045 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	135
Expense Example, with Redemption, 5 Years	235
Expense Example, with Redemption, 10 Years	530
American Funds IS 2045 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2045 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	509
Expense Example, with Redemption, 10 Years	1,131
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2040 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds IS 2040 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2040 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,084
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2035 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
American Funds IS 2035 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2035 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2030 Target Date Retirement Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds IS 2030 Target Date Retirement Fund - Class 1 and Class 4 Shares | American Funds IS 2030 Target Date Retirement Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2025 Target Date Retirement Income Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds IS 2025 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2025 Target Date Retirement Income Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2020 Target Date Retirement Income Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
American Funds IS 2020 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2020 Target Date Retirement Income Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2015 Target Date Retirement Income Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
American Funds IS 2015 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2015 Target Date Retirement Income Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	273
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,060
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2010 Target Date Retirement Income Fund | Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	34
Expense Example, with Redemption, 3 Years	106
Expense Example, with Redemption, 5 Years	185
Expense Example, with Redemption, 10 Years	418
American Funds IS 2010 Target Date Retirement Income Fund - Class 1 and Class 4 Shares | American Funds IS 2010 Target Date Retirement Income Fund | Class 4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
American Funds IS 2070 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2070 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds IS 2070 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2070 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds IS 2065 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2065 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
American Funds IS 2065 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2065 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
American Funds IS 2060 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2060 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds IS 2060 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2060 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
American Funds IS 2055 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2055 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
American Funds IS 2055 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2055 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
American Funds IS 2050 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2050 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds IS 2050 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2050 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds IS 2045 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2045 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds IS 2045 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2045 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
American Funds IS 2040 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2040 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
American Funds IS 2040 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2040 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
American Funds IS 2035 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2035 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
American Funds IS 2035 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2035 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
American Funds IS 2030 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2030 Target Date Retirement Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
American Funds IS 2030 Target Date Retirement Fund - Class 1A and Class 2 Shares | American Funds IS 2030 Target Date Retirement Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
American Funds IS 2025 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2025 Target Date Retirement Income Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
American Funds IS 2025 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2025 Target Date Retirement Income Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
American Funds IS 2020 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2020 Target Date Retirement Income Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
American Funds IS 2020 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2020 Target Date Retirement Income Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
American Funds IS 2015 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2015 Target Date Retirement Income Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	761
American Funds IS 2015 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2015 Target Date Retirement Income Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	761
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2010 Target Date Retirement Income Fund | Class 1A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	726
American Funds IS 2010 Target Date Retirement Income Fund - Class 1A and Class 2 Shares | American Funds IS 2010 Target Date Retirement Income Fund | Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	324
Expense Example, with Redemption, 10 Years	$ 726